SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, 2025	$ 1,022
Operating Leases, 2026	983
Operating Leases, 2027	949
Operating Leases, 2028	919
Operating Leases, 2029	857
Operating Leases, Thereafter	3,905
Operating Leases, Total lease payments	8,635
Operating Leases, Less: Interest	(2,107)
Operating Leases, Present value of lease liabilities	6,528
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Finance Leases, 2025	465
Finance Leases, 2026	86
Finance Leases, 2027	57
Finance Leases, 2028	21
Finance Leases, 2029
Finance Leases, Thereafter
Finance Leases, Total lease payments	629
Finance Leases, Less: Interest	(57)
Finance Leases, Present value of lease liabilities	$ 572